Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 1,663	$ 2,303
Prepaid expense	81	56
Other current assets	8	6
Total assets	1,752	2,365
Current liabilities
Accounts payable	212	259
Accrued liabilities	132	423
Derivative liabilities	2,863	6,640
Total current liabilities	3,207	7,322
Total liabilities	3,207	7,322
Commitments and contingencies (Note 8)
Stockholders' (deficit) equity
Common stock, no par value; unlimited shares authorized; (2013 - 29,158, 2012 - 25,158 shares issued and outstanding)	66,790	65,952
Additional paid-in capital	39,210	38,391
Deficit accumulated during development stage	(108,698)	(110,543)
Accumulated other comprehensive income	1,243	1,243
Total stockholders' (deficit) equity	(1,455)	(4,957)
Total liabilities and stockholders' (deficit) equity	$ 1,752	$ 2,365